MORGAN STANLEY INSTITUTIONAL FUND, INC.

522 Fifth Avenue

New York, NY 10036

September 18, 2014

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:                             Morgan Stanley Institutional Fund, Inc. (the “Fund”)
File Nos. 33-23166; 811-5624

Post-Effective Amendment No. 127

Dear Sir or Madam:

On behalf of the Fund, attached herewith for filing is the above referenced Post-Effective Amendment No. 127 to the Fund’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 128 pursuant to the Investment Company Act of 1940, as amended (the “Amendment”).

This filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of adding a new series to the Fund. We understand that we may expect comments on this filing in approximately 30-45 days. Although this Amendment also includes updated information regarding the Fund, we anticipate filing a subsequent 485(b) filing, to include all consents and opinions, as well as any other required information, in anticipation of going automatically effective on the 75th day after the date hereof. No fees are required in connection with this filing.

If you have any questions regarding the foregoing, please do not hesitate to contact me at (212) 296-6980 or Kristin M. Hester of Dechert LLP at (212) 649-8796.

Very truly yours,

/s/ Daniel E. Burton
Daniel E. Burton

Enclosures

cc: Joseph C. Benedetti